Offerings	May 22, 2026 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Other
Security Class Title	Common Stock, par value $0.001, per share(1)(2)
Amount Registered | shares	145,833
Proposed Maximum Offering Price per Unit | $ / shares	1.64
Maximum Aggregate Offering Price	$ 239,167
Amount of Registration Fee	$ 34
Offering Note

(1)	Pursuant to Rule 416(a) of the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.
(2)	Estimated solely for the purpose of calculating the registration fee, based on the average of the high and low prices of the Ordinary Shares on The Nasdaq Stock Market LLC on May 12, 2026. This calculation is in accordance with Rule 457(c).

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Common Stock, par value $0.001, issuable upon conversion of promissory notes(1)(2)
Amount Registered | shares	40,540,542
Proposed Maximum Offering Price per Unit | $ / shares	1.64
Maximum Aggregate Offering Price	$ 66,486,489
Fee Rate	0.01381%
Amount of Registration Fee	$ 9,182
Offering Note

(1)	Pursuant to Rule 416(a) of the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.
(2)	Estimated solely for the purpose of calculating the registration fee, based on the average of the high and low prices of the Ordinary Shares on The Nasdaq Stock Market LLC on May 12, 2026. This calculation is in accordance with Rule 457(c).